INVESTMENT PROPERTIES (Tables)	6 Months Ended
Jun. 30, 2020
Investment property [abstract]
Schedule of roll forward of investment property balances
The following table presents a roll forward of the partnership’s investment property balances, all of which are considered Level 3 within the fair value hierarchy, for the six months ended June 30, 2020 and the year ended December 31, 2019:

	Six months ended Jun. 30, 2020			Year ended Dec. 31, 2019
(US$ Millions)	Commercial properties	Commercial developments	Total	Commercial properties	Commercial developments	Total
Balance, beginning of period	$71,565	$3,946	$75,511	$76,014	$4,182	$80,196
Changes resulting from:
Property acquisitions	401	116	517	6,797	246	7,043
Capital expenditures	558	459	1,017	1,540	1,229	2,769
Accounting policy change(1)	—	—	—	704	22	726
Property dispositions(2)	(603)	(21)	(624)	(742)	(37)	(779)
Fair value gains (losses), net	(996)	182	(814)	301	557	858
Foreign currency translation	(1,252)	(173)	(1,425)	69	72	141
Transfer between commercial properties and commercial developments	1,914	(1,914)	—	354	(354)	—
Impact of deconsolidation due to loss of control(3)	—	—	—	(10,701)	(798)	(11,499)
Reclassifications to assets held for sale and other changes	(113)	12	(101)	(2,771)	(1,173)	(3,944)
Balance, end of period(4)	$71,474	$2,607	$74,081	$71,565	$3,946	$75,511
(1)The prior year primarily includes the impact of the adoption of IFRS 16, Leases (“IFRS 16”) through the recognition of right-of-use (“ROU”) assets.
(2)Property dispositions represent the fair value on date of sale.
(3)The prior year primarily includes the impact of the deconsolidation of Brookfield Strategic Real Estate Partners III (“BSREP III”) investments. See below for further information.
(4)Includes right-of-use commercial properties and commercial developments of $732 million and $9 million, respectively, as of June 30, 2020. Current lease liabilities of $38 million have been included in accounts payable and other liabilities and non-current lease liabilities of $703 million have been included in other non-current liabilities.

Schedule of key valuation metrics for investment properties
The key valuation metrics for the partnership’s consolidated commercial properties are set forth in the following tables below on a weighted-average basis:

		Jun. 30, 2020			Dec. 31, 2019
Consolidated properties	Primary valuation method	Discount rate	Terminal capitalization rate	Investment horizon (years)	Discount rate	Terminal capitalization rate	Investment horizon (years)
Core Office
United States	Discounted cash flow	7.0%	5.7%	12	7.0%	5.6%	12
Canada	Discounted cash flow	5.9%	5.2%	10	5.9%	5.2%	10
Australia	Discounted cash flow	6.5%	5.8%	10	6.8%	5.9%	10
Europe	Discounted cash flow	5.1%	4.0%	10	4.6%	4.1%	11
Brazil	Discounted cash flow	7.9%	7.4%	10	7.9%	7.4%	10
Core Retail	Discounted cash flow	6.9%	5.4%	10	6.7%	5.4%	10
LP Investments- Office	Discounted cash flow	9.7%	7.3%	7	10.0%	7.3%	7
LP Investments- Retail	Discounted cash flow	8.6%	7.0%	10	8.8%	7.3%	10
Mixed-use	Discounted cash flow	7.3%	5.2%	10	7.6%	5.4%	10
Logistics(1)	Direct capitalization	5.8%	n/a	n/a	5.8%	n/a	10
Multifamily(1)	Direct capitalization	5.0%	n/a	n/a	5.1%	n/a	n/a
Triple Net Lease(1)	Direct capitalization	6.2%	n/a	n/a	6.3%	n/a	n/a
Self-storage(1)	Direct capitalization	5.6%	n/a	n/a	5.6%	n/a	n/a
Student Housing(1)	Direct capitalization	4.9%	n/a	n/a	5.8%	n/a	n/a
Manufactured Housing(1)	Direct capitalization	5.5%	n/a	n/a	5.5%	n/a	n/a
(1)  The valuation method used to value multifamily, triple net lease, self-storage, student housing, logistics and manufactured housing properties is the direct capitalization method. The rates presented as the discount rate relate to the overall implied capitalization rate. The terminal capitalization rate and investment horizon are not applicable.

Schedule of investment properties measured at fair value
The following table presents the change in the balance of financial assets and financial liabilities accounted for at fair value categorized as Level 3 as of June 30, 2020 and December 31, 2019:

	Jun. 30, 2020		Dec. 31, 2019
(US$ Millions)	Financial assets	Financial liabilities	Financial assets	Financial liabilities
Balance, beginning of period	$1,371	$922	$767	$838
Acquisitions	188	—	950	—
Dispositions	(2)	—	(125)	—
Fair value gains, net and OCI	(91)	(13)	206	8
Other	—	(5)	(427)	76
Balance, end of period	$1,466	$904	$1,371	$922

Schedule of fair value measurement of assets sensitivity
The following table presents a sensitivity analysis to the impact of a 25 basis point movement of the discount rate and terminal capitalization or overall implied capitalization rate on fair values of the partnership’s commercial properties for the six months ended June 30, 2020, for properties valued using the discounted cash flow or direct capitalization method, respectively:

Jun. 30, 2020
(US$ Millions)	Impact on fair value of commercial properties
Core Office
United States	754
Canada	218
Australia	120
Europe	52
Brazil	10
Core Retail	1,134
LP Investments
LP Investments- Office	385
LP Investments- Retail	222
Mixed-use	130
Logistics	3
Multifamily	127
Triple Net Lease	155
Self-storage	40
Student Housing	104
Manufactured Housing	110
Total	$3,564